Employee Benefits - Components of the Total Defined Benefit Costs (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020
Canada [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ 3.4	$ 2.8
Net interest on the future employee benefit liabilities	4.4	4.1
Administration costs	0.3	0.3
Defined benefit costs	8.1	7.2
Foreign [member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	3.0	2.4
Net interest on the future employee benefit liabilities	1.1	2.1
Defined benefit costs	$ 4.1	$ 4.5